UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2011

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$ 1,909,830
List of Other Included Managers:

No.	13F File Number	Name

None

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                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       74901   1332046 SH     SOLE                 324245     0  1007801
Ace Ltd                          shs           H0023R105       53183    758452 SH     SOLE                 210994     0   547458
Amgen Inc.                       com           031162100       40349    628389 SH     SOLE                 162190     0   466199
Apache Corp.                     com           037411105       52444    578975 SH     SOLE                 138467     0   440508
Apple Computer                   com           037833100         219       540 SH     SOLE                    540     0        0
Berkshire Hathaway Inc.          cl a          084670108        2295        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         283     20000 SH     SOLE                  20000     0        0
Cameron International Corp.      com           13342b105       45072    916285 SH     SOLE                 216917     0   699368
Chevron Corp.                    com           166764100       47833    449554 SH     SOLE                 109603     0   339951
Church & Dwight Co.              com           171340102       29535    645428 SH     SOLE                 287246     0   358182
Comcast Corp. Special Cl A       cl a spl      20030N200       70308   2984192 SH     SOLE                 752184     0  2232008
Covidien PLC                     shs           g2554f113       68988   1532722 SH     SOLE                 344338     0  1188384
CSX Corp.                        com           126408103       50019   2375050 SH     SOLE                 627920     0  1747130
CVS Caremark Corp.               com           126650100       72961   1789129 SH     SOLE                 415414     0  1373715
Devon Energy Corp.               com           25179M103       45185    728784 SH     SOLE                 160777     0   568007
El Paso Corporation              com           28336L109       90212   3395262 SH     SOLE                 823463     0  2571799
EMC Corporation                  com           268648102        2270    105385 SH     SOLE                      0     0   105385
Express Scripts Inc.             com           302182100       44714   1000534 SH     SOLE                 225975     0   774559
Ford Motor Co.                   com par $0.01 345370860       36079   3353066 SH     SOLE                 817002     0  2536064
Goldman Sachs Group Inc.         com           38141G104       41622    460265 SH     SOLE                 104411     0   355854
Halliburton Co.                  com           406216101       49815   1443493 SH     SOLE                 329663     0  1113830
Ingersoll-Rand PLC               shs           g47791101       27058    888030 SH     SOLE                 213082     0   674948
International Business Machines Ccom           459200101       49276    267980 SH     SOLE                  63979     0   204001
Ishares Russell 1000 Value       russell1000val464287598        2983     46990 SH     SOLE                  46990     0        0
JPMorgan Chase & Co.             com           46625H100       67024   2015757 SH     SOLE                 438024     0  1577733
Kohls Corp                       com           500255104       46595    944179 SH     SOLE                 224848     0   719331
Lowe's Cos., Inc.                com           548661107       56652   2232141 SH     SOLE                 536584     0  1695557
MasterCard Inc. Class A          cl a          57636q104       50065    134287 SH     SOLE                  28994     0   105293
MetLife Inc.                     com           59156R108       64083   2055272 SH     SOLE                 486988     0  1568284
Nuveen Municipal Opportunity Fundcom           670984103         283     19000 SH     SOLE                  19000     0        0
Nuveen Select Tax-Free Income Porsh ben int    67062F100         293     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105       57515   2242300 SH     SOLE                 548215     0  1694085
Praxair Inc.                     com           74005P104       58389    546202 SH     SOLE                 143885     0   402317
The Mosaic Company               com           61945c103       43814    868803 SH     SOLE                 205174     0   663629
Thermo Fisher Scientific Inc.    com           883556102       65169   1449155 SH     SOLE                 341931     0  1107224
Time Warner Cable Inc.           com           88732J207        3288     51721 SH     SOLE                      0     0    51721
Tyco International Ltd.          shs           h89128104       49220   1053740 SH     SOLE                 250614     0   803126
United Parcel Service- Cl B      cl b          911312106       66513    908778 SH     SOLE                 212430     0   696348
United Technologies Corp.        com           913017109       58959    806662 SH     SOLE                 197611     0   609051
UnitedHealth Group Inc.          com           91324P102       63252   1248076 SH     SOLE                 300117     0   947959
Wabco Holdings Inc.              com           92927k102       19634    452390 SH     SOLE                 106231     0   346159
Wells Fargo & Co.                com           949746101       54314   1970757 SH     SOLE                 472822     0  1497935
Wyndham Worldwide Corp.          com           98310W108       87167   2304174 SH     SOLE                 564133     0  1740041
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